Condensed Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating revenues	$ 47,841	$ 39,631	$ 183,294	$ 130,324
Cost of sales	33,245	27,718	127,875	95,451
Gross profit	14,596	11,913	55,419	34,873
Operating expenses:
Selling			17,287	11,756
General and administration			10,862	12,138
Operating expenses, net	6,739	6,991	28,149	23,894
Operating income	7,857	4,922	27,270	10,979
Loss on change in fair value of warrant liability	(8,880)	0	7,626	0
Non-operating revenues	1,286	879	3,998	3,649
Interest expense	(1,973)	(1,669)	(7,886)	(5,513)
(Loss) income before taxes	(1,710)	4,132	31,008	9,115
Income tax provision	2,971	1,631	8,696	3,223
Net (loss) income	(4,681)	2,501	22,312	5,892
Comprehensive income:
Net (loss) income	(4,681)	2,501	22,312	5,892
Foreign currency translation adjustments	(176)	1,978	(953)	6,262
Total comprehensive (loss) income	$ (4,857)	$ 4,479	$ 21,359	$ 12,154
Basic (loss) income per share (in dollars per share)	$ (0.20)	$ 0.12	$ 1.08	$ 0.29
Diluted (loss) income per share (in dollars per share)	$ (0.20)	$ 0.12	$ 1.08	$ 0.29
Basic weighted average common shares outstanding (in shares)	24,242,315	20,567,141	20,677,067	20,567,141
Diluted weighted average common shares outstanding (in shares)	24,242,315	20,567,141	20,714,275	20,567,141